NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN INFLATION PROTECTED MUNICIPAL BOND FUND

NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

NUVEEN LIMITED TERM MUNICIPAL BOND FUND

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

1.	The section “Fund Summaries—Nuveen All-American Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class R6[3]	Class I	Class T
Management Fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.00%	0.25%
Other Expenses	0.08%	0.08%	0.08%	0.05%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.70%	1.50%	1.25%	0.47%	0.50%	0.75%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.

2.	The section “Fund Summaries—Nuveen All-American Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption						No Redemption
	A	C	C2	R6	I	T	A	C	C2	R6	I	T
1 Year	$489	$153	$127	$48	$51	$325	$489	$153	$127	$48	$51	$325
3 Years	$634	$474	$397	$151	$160	$484	$634	$474	$397	$151	$160	$484
5 Years	$793	$818	$686	$263	$280	$657	$793	$818	$686	$263	$280	$657
10 Years	$1,254	$1,791	$1,511	$591	$628	$1,157	$1,254	$1,791	$1,511	$591	$628	$1,157

3.	The section “Fund Summaries—Nuveen Inflation Protected Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.05%	1.85%	1.60%	0.85%	1.10%
Fee Waivers and/or Expense Reimbursements[3]	(0.28)%	(0.28)%	(0.28)%	(0.28)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%	1.57%	1.32%	0.57%	0.82%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.60% (1.05% after September 30, 2018) of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Inflation Protected Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$376	$160	$134	$58	$332	$376	$160	$134	$58	$332
3 Years	$583	$540	$463	$229	$550	$583	$540	$463	$229	$550
5 Years	$822	$961	$831	$430	$801	$822	$961	$831	$430	$801
10 Years	$1,507	$2,134	$1,864	$1,010	$1,519	$1,507	$2,134	$1,864	$1,010	$1,519

5.	The section “Fund Summaries—Nuveen Intermediate Duration Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.07%	0.07%	0.08%	0.08%	0.07%
Total Annual Fund Operating Expenses	0.68%	1.48%	1.24%	0.49%	0.73%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

6.	The section “Fund Summaries—Nuveen Intermediate Duration Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$367	$151	$126	$50	$323	$367	$151	$126	$50	$323
3 Years	$511	$468	$393	$157	$478	$511	$468	$393	$157	$478
5 Years	$667	$808	$681	$274	$646	$667	$808	$681	$274	$646
10 Years	$1,121	$1,768	$1,500	$616	$1,134	$1,121	$1,768	$1,500	$616	$1,134

7.	The section “Fund Summaries—Nuveen Limited Term Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.55%	0.00%	0.25%
Other Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.63%	1.43%	0.98%	0.43%	0.68%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

8.	The section “Fund Summaries—Nuveen Limited Term Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$313	$146	$100	$44	$318	$313	$146	$100	$44	$318
3 Years	$447	$452	$312	$138	$462	$447	$452	$312	$138	$462
5 Years	$592	$782	$542	$241	$619	$592	$782	$542	$241	$619
10 Years	$1,017	$1,713	$1,201	$542	$1,075	$1,017	$1,713	$1,201	$542	$1,075

9.	The section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.55%	0.00%	0.25%
Other Expenses[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.70%	1.50%	1.05%	0.50%	0.75%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses have been restated to reflect current contractual fees.

10.	The section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$320	$153	$107	$51	$325	$320	$153	$107	$51	$325
3 Years	$468	$474	$334	$160	$484	$468	$474	$334	$160	$484
5 Years	$630	$818	$579	$280	$657	$630	$818	$579	$280	$657
10 Years	$1,099	$1,791	$1,283	$628	$1,157	$1,099	$1,791	$1,283	$628	$1,157

PLEASE KEEP THIS WITH YOUR

PROSPECTUS

FOR FUTURE REFERENCE

MGN-NATP-0317P